Direxion Daily Qs Top 30 Stocks Bear 1X ETF N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	DIREXION SHARES ETF TRUST
Entity Central Index Key	0001424958
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Prospectus Date	Aug. 18, 2025